Property, Plant and Equipment (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Jul. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 112,840		$ 62,724
Less: accumulated depreciation		12,834		8,374
Property, plant and equipment, net		100,006		54,350
Depreciation expense		4,276	$ 2,739
Depreciation and amortization - Proppant management system rental		3,748	2,418
Depreciation and amortization - Proppant management system services		283	111
Depreciation and amortization - Selling, general and administrative		245	210
Capitalized depreciation in property, plant and equipment		492	$ 515
Proppant management systems and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		89,011		51,899
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		4,269		3,916
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		78		7
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,552		829
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		3,323		1,235
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		3,237		3,008
Logistics systems in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		4,793
Proppant management systems in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		5,999		1,252
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 578		$ 578
Kingfisher Facility | Logistics systems in process
Property, Plant and Equipment [Line Items]
Lease acquisition cost	$ 250